Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Sep. 30, 2023
Vehicles [Member] | Minimum [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	4 years
Vehicles [Member] | Maximum [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	6 years
Office Equipment [Member] | Minimum [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated useful lives	Shorter of the lease term or the estimated useful life of the assets